Share based payments - Valuation (Details)	12 Months Ended
Dec. 31, 2020 € / shares
2019 allocated on April 2019
Subscription rights
Exercise Price	€ 95.11
Weighted average share price at acceptance date	107.05
Weighted average fair value at acceptance date	€ 40.04
Weighted average estimated volatility	35.86%
Weighted average expected life of the subscription rights (years)	6 years 7 days
Weighted average risk free rate (%)	(0.27%)
2019 RMV allocated on April 2019
Subscription rights
Exercise Price	€ 95.11
Weighted average share price at acceptance date	107.45
Weighted average fair value at acceptance date	€ 40.05
Weighted average estimated volatility	35.63%
Weighted average expected life of the subscription rights (years)	6 years
Weighted average risk free rate (%)	(0.28%)
2018 allocated on April 2018
Subscription rights
Exercise Price	€ 79.88
Weighted average share price at acceptance date	84.88
Weighted average fair value at acceptance date	€ 38.39
Weighted average estimated volatility	39.44%
Weighted average expected life of the subscription rights (years)	8 years
Weighted average risk free rate (%)	0.51%
2018 RMV allocated on April 2018
Subscription rights
Exercise Price	€ 79.88
Weighted average share price at acceptance date	84.88
Weighted average fair value at acceptance date	€ 38.39
Weighted average estimated volatility	39.44%
Weighted average expected life of the subscription rights (years)	8 years
Weighted average risk free rate (%)	0.51%
2020 April 17
Subscription rights
Exercise Price	€ 168.42
Weighted average share price at acceptance date	178.95
Weighted average fair value at acceptance date	€ 86.45
Weighted average estimated volatility	51.30%
Weighted average expected life of the subscription rights (years)	6 years
Weighted average risk free rate (%)	(0.44%)
2020 RMV April 17
Subscription rights
Exercise Price	€ 168.42
Weighted average share price at acceptance date	178.95
Weighted average fair value at acceptance date	€ 85.79
Weighted average estimated volatility	51.32%
Weighted average expected life of the subscription rights (years)	6 years
Weighted average risk free rate (%)	(0.44%)